Performance Management	May 01, 2025
Johnson Equity Income Fund | Johnson Equity Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Bar Chart [Heading]	Average Total Returns for the Equity Income Fund Class I as of December 31 of each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter: 2Q2020, 17.01% Worst Quarter: 1Q2020, -21.02%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	17.01%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Narrative
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Class Inception Date	One Year	Five Year	Ten Year	Since Inception
Class I
Before taxes	12/31/2005	11.79%	10.10%	10.71%
After Taxes on Distributions		10.03%	8.58%	8.99%
After Taxes on Distributions and Sale of Fund Shares		8.26%	7.67%	8.19%
Class S
Before Taxes	9/15/2023	11.53%			13.37%
S&P 500 Index		25.02%	14.53%	13.10%	25.83%*

*
For the Class S shares; inception date of 9/15/2023

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]
The fund’s broad-based securities market index is the S&P 500 Index, which measures the performance of 500 of the largest companies listed on the US stock exchange. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Performance Availability Website Address [Text]	www.johnsonmutualfunds.com
Performance Availability Phone [Text]	1-800-541-0170
Johnson Opportunity Fund | Johnson Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Bar Chart [Heading]	Average Total Returns for the Opportunity Fund Class I as of December 31 of each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter: 4Q2020, 21.39% Worst Quarter: 1Q2020, -26.93%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.39%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(26.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Narrative
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Class Inception Date	One Year	Five Year	Ten Year	Since Inception
Class I
Before taxes	5/16/1994	10.03%	9.70%	8.97%
After Taxes on Distributions		8.59%	8.21%	7.36%
After Taxes on Distributions and Sale of Fund Shares		6.98%	7.41%	6.82%
Class S
Before Taxes	9/15/2023	9.77%			15.98%
Russell 2500 Total Return Index		11.99%	8.77%	8.85%	17.46%*

*
For the Class S shares; inception date of 9/15/2023

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]
The fund’s broad-based securities market index is the Russell 2500 Total Return Index, which measures the performance of 2500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500 is constructed to provide a comprehensive and unbiased barometer for the small to mid-cap segment. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Performance Availability Website Address [Text]	www.johnsonmutualfunds.com
Performance Availability Phone [Text]	1-800-541-0170
Johnson International Fund | Johnson International Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Bar Chart [Heading]	Average Total Returns for the International Fund as of December 31 of each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter: 4Q2020, 16.54% Worst Quarter: 1Q2020, -22.85%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	16.54%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(22.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Narrative
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Inception Date	One Year	Five Year	Ten Year
Before taxes	12/8/2008	1.90%	4.45%	4.53%
After Taxes on Distributions		0.91%	3.79%	3.81%
After Taxes on Distributions and Sale of Fund Shares		2.51%	3.41%	3.39%
MSCI ACWI ex USA Index		5.54%	4.10%	4.80%

Performance Table Closing [Text Block]
The fund’s broad-based securities market index is the MSCI ACWI ex USA Index, which measures the performance of large- and mid-cap stocks in developing (excluding U.S.) and emerging markets. This index represents an index of non-U.S. securities that reflect the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Performance Availability Website Address [Text]	www.johnsonmutualfunds.com
Performance Availability Phone [Text]	1-800-541-0170
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Bar Chart [Heading]	Average Total Returns for the Enhanced Return Fund as of December 31 of each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter: 2Q2020, 22.50% Worst Quarter: 1Q2020, -20.32%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	22.50%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Narrative
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Inception Date	One Year	Five Year	Ten Year
Before taxes	12/31/2005	22.37%	12.03%	11.91%
After Taxes on Distributions		19.36%	8.33%	8.34%
After Taxes on Distributions and Sale of Fund Shares		13.67%	8.23%	8.18%
S&P 500 Index		25.02%	14.53%	13.10%

Performance Table Closing [Text Block]
The fund’s broad-based securities market index is the S&P 500 Index, with measures the performance of 500 of the largest companies listed on the US stock exchange. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Performance Availability Website Address [Text]	www.johnsonmutualfunds.com
Performance Availability Phone [Text]	1-800-541-0170
Johnson Institutional Core Bond Fund | Johnson Institutional Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Bar Chart [Heading]	Average Total Returns for the Core Bond Fund Class I as of December 31 of each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter: 4Q2023, 7.26% Worst Quarter: 1Q2022, -6.11%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.11%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Narrative
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Class Inception Date	One Year	Five Year	Ten Year	Since Inception
Class I
Before taxes	8/31/2000	1.21%	(0.21)%	1.62%
After Taxes on Distributions		(0.28)%	(1.30)%	0.47%
After Taxes on Distributions and Sale of Fund Shares		0.71%	(0.58)%	0.76%
Class F
Before Taxes	5/1/2018	0.97%	(0.36)%		1.29%
Class S
Before Taxes	9/15/2023	0.88%			4.83%
Bloomberg US Aggregate Bond Index					1.39%*
		1.25%	(0.33)%	1.35%	5.04%**

*
For the Class F shares; inception date of 5/1/2018.

**
For the Class S shares; inception date of 9/15/2023.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]
The fund’s broad-based securities market index is the Bloomberg US Aggregate Bond Index, which is a broad-based benchmark that measures the investment grade, US dollar denominated, fixed-income taxable bond market. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Performance Availability Website Address [Text]	www.johnsonmutualfunds.com
Performance Availability Phone [Text]	1-800-541-0170
Johnson Institutional Intermediate Bond Fund | Johnson Institutional Intermediate Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Bar Chart [Heading]	Average Total Returns for the Intermediate Bond Fund Class I as of December 31 of each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter: 4Q2023, 5.04% Worst Quarter: 1Q2022, -4.91%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.04%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(4.91%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Narrative
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Class Inception Date	One Year	Five Year	Ten Year	Since Inception
Class I
Before taxes	8/31/2000	2.93%	0.76%	1.88%
After Taxes on Distributions		1.38%	(0.33)%	0.80%
After Taxes on Distributions and Sale of Fund Shares		1.72%	0.14%	0.98%
Class F
Before Taxes	5/1/2018	2.84%	0.60%		1.79%
Bloomberg Intermediate US Govt/Credit Index		3.00%	0.86%	1.71%	2.02%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]
The fund’s broad-based securities market index is the Bloomberg US Government/Credit Bond Index, which is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index. The index includes investment grade, US dollar-denominated, fixed-rate treasuries, government-related, and corporate securities. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Performance Availability Website Address [Text]	www.johnsonmutualfunds.com
Performance Availability Phone [Text]	1-800-541-0170
Johnson Institutional Short Duration Bond Fund | Johnson Institutional Short Duration Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Bar Chart [Heading]	Average Total Returns for the Short Duration Bond Fund Class I as of December 31 of each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter: 3Q2024, 3.13% Worst Quarter: 1Q2022, -2.94%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	3.13%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(2.94%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Narrative
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Class Inception Date	One Year	Five Year	Ten Year	Since Inception
Class I
Before taxes	8/31/2000	4.30%	1.50%	1.71%
After Taxes on Distributions		2.95%	0.73%	0.94%
After Taxes on Distributions and Sale of Fund Shares		2.53%	0.81%	0.97%
Class F
Before Taxes	5/1/2018	4.13%	1.35%		1.87%
ICE BofA US Govt & Corp 1-3 Yr. Index		4.47%	1.61%	1.65%	2.11%*

*
For the Class F shares; inception date of 5/1/2018.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]
The fund’s broad-based securities market index is the ICE BofA US Government & Corporate Bond 1-3 Year Index, which tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities. ICE BofA 1-3 Year U.S. Corporate & Government Index is a subset of ICE BofA U.S. Corporate & Government Index including all securities with a remaining term to final maturity less than 3 years. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Performance Availability Website Address [Text]	www.johnsonmutualfunds.com
Performance Availability Phone [Text]	1-800-541-0170
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year since the fund’s inception (November 17, 2021). The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Bar Chart [Heading]	Average Total Returns for the Core Plus Bond Fund as of December 31 of each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter: 4Q2023, 7.20% Worst Quarter: 1Q2022, -6.35%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.20%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.35%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Narrative
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Class Inception Date	One Year	Since Inception
Before taxes	11/17/2021	1.13%	(2.39)%
After Taxes on Distributions		(0.58)%	(3.67)%
After Taxes on Distributions and Sale of Fund Shares		0.66%	(2.34)%
Bloomberg US Aggregate Bond Index		1.25%	(2.21)%

Performance Table Closing [Text Block]
The fund’s broad-based securities market index is the Bloomberg US Aggregate Bond Index, which is a broad-based benchmark that measures the investment grade, US dollar denominated, fixed-income taxable bond market. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Performance Availability Website Address [Text]	www.johnsonmutualfunds.com
Performance Availability Phone [Text]	1-800-541-0170
Johnson Municipal Income Fund | Johnson Municipal Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Bar Chart [Heading]	Average Total Returns for the Municipal Income Fund as of December 31 of each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter: 4Q2023, 7.99% Worst Quarter: 1Q2022, -6.06%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.99%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.06%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Narrative
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	Inception Date	One Year	Five Year	Ten Year
Before taxes	5/16/1994	0.69%	0.63%	1.52%
After Taxes on Distributions		0.68%	0.61%	1.50%
After Taxes on Distributions and Sale of Fund Shares		1.72%	1.03%	1.66%
Bloomberg Municipal Bond Index		1.05%	0.99%	2.25%

Performance Table Closing [Text Block]
The fund’s broad-based securities market index is the Bloomberg Municipal Bond Index, which measures the performance of long-term tax-exempt bond market in the United States. This index represents an index that reflects the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Performance Availability Website Address [Text]	www.johnsonmutualfunds.com
Performance Availability Phone [Text]	1-800-541-0170